CAPITAL STOCK (Details Narrative) - USD ($)	May 31, 2017	Feb. 28, 2017	Feb. 29, 2016
Par value of shares	$ 0.0001	$ 0.0001	$ 0.0001
Authorized shares of common stock	150,000,000	150,000,000	150,000,000
Dividend payable		$ 16,000	$ 48,000
Series A Preferred Stock [Member]
Authorized shares of preferred stock	1,000,000	1,000,000	1,000,000
Stated value per share	$ 0.0001	$ 0.0001	$ .0001
Series A-2 Preferred Stock [Member]
Authorized shares of preferred stock	1,000,000	1,000,000	1,000,000
Stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Series B Preferred Stock [Member]
Authorized shares of preferred stock	1,000	1,000	1,000
Stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Liquidation preference	$ 1,200,000	$ 1,190,000